Equity securities and other investments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Equity securities and other investments and fair value disclosure
Original cost	¥ 212,906	¥ 176,005
Cumulative net gains (losses)	34,122	(10,442)
Carrying value	247,028	165,563
Net unrealized gains (losses) recognized during the period for equity securities still held as of the end of the period	45,139	(15,264)	¥ 598
Investments in privately held companies recorded using measurement alternative	96,946	80,939
Cumulative upward adjustments	16,351	15,189
Cumulative impairments and downward adjustments	24,008	20,413
Upward adjustments	6,061	4,528
Impairments and downward adjustments	8,042	11,031
Debt investments accounted for at amortized cost, allowance for credit losses	1,110	1,436
Impairment losses on debt investments	175	890	546
Listed equity securities
Equity securities and other investments and fair value disclosure
Original cost	83,099	68,488
Cumulative net gains (losses)	41,742	(2,185)
Carrying value	124,841	66,303
Investments in privately held companies
Equity securities and other investments and fair value disclosure
Original cost	107,395	92,832
Cumulative net gains (losses)	(6,708)	(5,279)
Carrying value	100,687	87,553
Debt investments
Equity securities and other investments and fair value disclosure
Original cost	22,412	14,685
Cumulative net gains (losses)	(912)	(2,978)
Carrying value	21,500	11,707
Convertible and exchangeable bonds
Equity securities and other investments and fair value disclosure
Debt investments	11,343	4,704
Aggregate fair value was (lower) higher than their aggregate unpaid principal balance	90	(1,576)
Unrealized gains (losses) recorded	¥ 1,573	¥ (1,651)	¥ 44